Nuveen Global Real Estate Securities Fund
Portfolio of Investments    March 31, 2021
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.3%
	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 75.7%
	Diversified – 8.3%
61	Activia Properties Inc, (2)	$268,048
2,673	Broadstone Net Lease Inc	48,916
62,525	Centuria Capital Group, (2)	118,105
1,072	Cofinimmo SA, (2)	156,075
70	Daiwa House REIT Investment Corp, (2)	188,097
3,224	Gecina SA, (2)	443,787
232	Hulic Reit Inc, (2)	363,921
19	Kenedix Office Investment Corp, (2)	135,293
44,369	Land Securities Group PLC, (2)	421,888
51,627	LondonMetric Property PLC, (2)	152,002
264,879	LXI REIT Plc, (2)	460,243
375,042	Mapletree North Asia Commercial Trust, (2)	296,113
41,038	Merlin Properties Socimi SA, (2)	420,100
252,398	Mirvac Group, (2)	481,476
134	Nomura Real Estate Master Fund Inc, (2)	201,750
1,192	PS Business Parks Inc	184,259
499	Star Asia Investment Corp, (2)	237,781
40,777	Stockland, (2)	136,885
8,718	VEREIT Inc	336,689
5,415	Washington Real Estate Investment Trust	119,672
447	WP Carey Inc	31,630
	Total Diversified	5,202,730
	Health Care – 5.6%
2,089	Aedifica SA, (2)	239,546
3,724	CareTrust REIT Inc	86,713
8,440	Global Medical REIT Inc	110,648
9,894	Healthcare Realty Trust Inc	299,986
3,281	Healthcare Trust of America Inc	90,490
6,371	Healthpeak Properties Inc	202,216
22,473	Medical Properties Trust Inc	478,226
18,620	NorthWest Healthcare Properties Real Estate Investment Trust	191,579
4,929	Omega Healthcare Investors Inc	180,549
4,400	Physicians Realty Trust	77,748
6,815	Sabra Health Care REIT Inc	118,308
13	Universal Health Realty Income Trust	881

Nuveen Global Real Estate Securities Fund (continued)
Portfolio of Investments    March 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Health Care (continued)
8,901	Ventas Inc	$474,779
12,869	Welltower Inc	921,807
	Total Health Care	3,473,476
	Hotels – 2.9%
25,954	Apple Hospitality REIT Inc	378,150
3,003	DiamondRock Hospitality Co, (3)	30,931
14	Hoshino Resorts REIT Inc, (2)	80,914
14,285	Host Hotels & Resorts Inc, (3)	240,702
310	Japan Hotel REIT Investment Corp, (2)	175,250
11,711	MGM Growth Properties LLC	382,013
4,177	Pebblebrook Hotel Trust	101,459
192	RLJ Lodging Trust	2,972
1,602	Ryman Hospitality Properties Inc, (3)	124,171
10,314	Summit Hotel Properties Inc, (3)	104,790
17,411	Sunstone Hotel Investors Inc, (3)	216,941
	Total Hotels	1,838,293
	Industrial – 14.1%
10,204	Americold Realty Trust	392,548
124,027	Ascendas Real Estate Investment Trust, (2)	281,741
97,198	Centuria Industrial REIT, (2)	245,812
16,795	Deutsche Industrie REIT AG	334,823
33,579	Dream Industrial Real Estate Investment Trust	358,582
11,728	Duke Realty Corp	491,755
1,028	EastGroup Properties Inc	147,292
99,982	ESR-REIT, (2)	29,059
1,617	First Industrial Realty Trust Inc	74,042
30,374	Goodman Group, (2)	419,415
33	Industrial & Infrastructure Fund Investment Corp, (2)	56,670
246	LaSalle Logiport REIT, (2)	373,019
125,930	Mapletree Industrial Trust, (2)	256,783
167,425	Mapletree Logistics Trust, (2)	240,741
63	Mitsubishi Estate Logistics REIT Investment Corp, (2)	247,742
37	Mitsui Fudosan Logistics Park Inc, (2)	182,979
212	Monmouth Real Estate Investment Corp	3,750
69	Nippon Prologis REIT Inc, (2)	221,873
27,650	Prologis Inc	2,930,900
2,775	Rexford Industrial Realty Inc	139,860
29,868	Segro PLC, (2)	385,987
7,454	STAG Industrial Inc	250,529
3,915	Summit Industrial Income REIT	44,424

Shares	Description (1)	Value
	Industrial (continued)
5,957	Terreno Realty Corp	$344,136
44,010	Urban Logistics REIT PLC	89,795
2,964	Warehouses De Pauw CVA, (2)	97,938
9,620	WPT Industrial Real Estate Investment Trust	145,262
	Total Industrial	8,787,457
	Office – 7.2%
5,756	Alexandria Real Estate Equities Inc	945,711
4,144	Boston Properties Inc	419,621
815	Columbia Property Trust Inc	13,937
8,631	Corporate Office Properties Trust	227,254
532	Cousins Properties Inc	18,806
27	Daiwa Office Investment Corp, (2)	190,282
15,561	Dexus, (2)	115,706
12,785	Douglas Emmett Inc	401,449
7,326	Dream Office Real Estate Investment Trust	123,353
7,097	Easterly Government Properties Inc	147,121
174,889	GDI Property Group, (2)	142,421
1,548	Highwoods Properties Inc	66,471
6,810	Hudson Pacific Properties Inc	184,755
224	Invesco Office J-Reit Inc, (2)	35,381
91	Japan Excellent Inc, (2)	118,065
8,811	JBG SMITH Properties	280,102
2,710	Kilroy Realty Corp	177,857
4,810	Mack-Cali Realty Corp	74,459
26	Nippon Building Fund Inc, (2)	153,212
1,961	NSI NV	77,729
57	Orix JREIT Inc, (2)	99,277
9,796	Paramount Group Inc	99,234
10,682	Piedmont Office Realty Trust Inc	185,546
78,025	Precinct Properties New Zealand Ltd, (2)	88,923
2,659	Vornado Realty Trust	120,692
	Total Office	4,507,364
	Residential – 13.1%
41	Advance Residence Investment Corp, (2)	128,699
7,373	American Campus Communities Inc	318,292
9,792	American Homes 4 Rent, Class A	326,465
1,662	Apartment Income REIT Corp	71,067
3,381	AvalonBay Communities Inc	623,828
2,311	Boardwalk Real Estate Investment Trust	66,772
5,763	BSR Real Estate Investment Trust	63,105

Nuveen Global Real Estate Securities Fund (continued)
Portfolio of Investments    March 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Residential (continued)
3,529	Camden Property Trust	$387,872
5,281	Canadian Apartment Properties REIT	226,335
1,386	Centerspace	94,248
8,142	Equity LifeStyle Properties Inc	518,157
9,824	Equity Residential	703,693
2,215	Essex Property Trust Inc	602,126
1,240	Independence Realty Trust Inc	18,848
45,237	Ingenia Communities Group, (2)	174,567
17,176	InterRent Real Estate Investment Trust	202,143
24,601	Invitation Homes Inc	786,986
148	Kenedix Residential Next Investment Corp, (2)	289,093
13,909	Killam Apartment Real Estate Investment Trust	204,866
3,625	Mid-America Apartment Communities Inc	523,305
2,065	NexPoint Residential Trust Inc	95,176
4,198	Sun Communities Inc	629,868
18,284	UDR Inc	801,936
24,517	UNITE Group PLC, (2)	360,563
	Total Residential	8,218,010
	Retail – 10.7%
3,207	Agree Realty Corp	215,863
6,067	APN Convenience Retail REIT, (2)	15,775
10,120	Brixmor Property Group Inc	204,728
512	Capital & Counties Properties PLC, (2)	1,197
267,849	CapitaLand China Trust, (2)	273,391
5,825	Choice Properties Real Estate Investment Trust	62,853
2,516	Federal Realty Investment Trust	255,248
168,972	Fortune Real Estate Investment Trust, (2)	162,271
306,202	Frasers Centrepoint Trust, (2)	561,325
49	Kenedix Retail REIT Corp, (2)	119,169
19,324	Kimco Realty Corp	362,325
1,409	Kite Realty Group Trust	27,180
7,447	Klepierre SA, (2)	173,335
91,509	Link REIT, (2)	834,904
5,410	National Retail Properties Inc	238,419
1,080	NETSTREIT Corp	19,969
6,887	Realty Income Corp	437,325
6,961	Regency Centers Corp	394,758
26,646	RioCan Real Estate Investment Trust	412,613
1,783	RPT Realty	20,344
104	Saul Centers Inc	4,171

Shares	Description (1)	Value
	Retail (continued)
61,863	Scentre Group, (2)	$133,197
1,747	Shaftesbury PLC, (2), (3)	15,449
127,683	Shopping Centres Australasia Property Group, (2)	244,516
6,336	Simon Property Group Inc	720,847
14,053	SITE Centers Corp	190,559
2,983	Spirit Realty Capital Inc	126,778
490	Unibail-Rodamco-Westfield, (2)	39,150
4,771	Urban Edge Properties	78,817
2,404	Urstadt Biddle Properties Inc	40,027
35,019	Vicinity Centres, (2)	44,269
35,915	Waypoint REIT, (2)	68,655
6,529	Weingarten Realty Investors	175,695
	Total Retail	6,675,122
	Specialized – 13.8%
3,843	American Tower Corp	918,708
3,394	ARGAN SA, (2), (3)	320,129
1,172	CoreSite Realty Corp	140,464
7,127	CubeSmart	269,614
4,835	CyrusOne Inc	327,426
5,154	Digital Realty Trust Inc	725,889
2,571	Equinix Inc	1,747,226
3,563	Extra Space Storage Inc	472,276
6,586	Four Corners Property Trust Inc	180,456
8,812	Gaming and Leisure Properties Inc	373,893
3,688	Life Storage Inc	316,984
534	National Storage Affiliates Trust	21,323
22,774	National Storage REIT, (2)	34,727
4,082	PotlatchDeltic Corp	216,020
5,318	Public Storage	1,312,270
2,406	QTS Realty Trust Inc, Class A	149,268
869	Rayonier Inc	28,025
20,425	Safestore Holdings PLC	223,996
1,045	SBA Communications Corp	290,040
14,235	VICI Properties Inc	401,996
4,313	Weyerhaeuser Co	153,543
	Total Specialized	8,624,273
	Total Real Estate Investment Trust Common Stocks (cost $40,324,390)	47,326,725

Shares	Description (1)	Value
COMMON STOCKS – 23.6%

Nuveen Global Real Estate Securities Fund (continued)
Portfolio of Investments    March 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Construction & Engineering – 0.6%
12,604	Vantage Towers AG, (3)	$354,737
	Diversified Telecommunication Services – 1.2%
7,426	Cellnex Telecom SA, 144A, (2)	428,095
19,235	Infrastrutture Wireless Italiane SpA, 144A, (2)	214,227
6,703	Radius Global Infrastructure Inc, (3)	98,534
	Total Diversified Telecommunication Services	740,856
	Health Care Providers & Services – 0.4%
12,331	Chartwell Retirement Residences	114,901
11,681	Sienna Senior Living Inc	133,104
	Total Health Care Providers & Services	248,005
	Hotels, Restaurants & Leisure – 0.5%
1,298	Hilton Worldwide Holdings Inc, (3)	156,954
8,705	Pandox AB, (2)	147,442
	Total Hotels, Restaurants & Leisure	304,396
	Household Durables – 0.1%
1,659	PulteGroup Inc	86,998
	IT Services – 0.2%
990	GDS Holdings Ltd, ADR, (3)	80,279
5,808	NEXTDC Ltd, (2), (3)	46,259
	Total IT Services	126,538
	Real Estate Management & Development – 20.6%
44,339	Amot Investments Ltd, (2)	237,451
46,907	Aroundtown SA, (2)	334,065
1,777	CA Immobilien Anlagen AG, (2)	75,250
56,067	CapitaLand Ltd, (2)	157,095
1,856	Castellum AB, (2)	40,954
40,387	China Resources Land Ltd, (2)	196,839
10,030	Cibus Nordic Real Estate AB, (2)	188,403
9,886	Citycon Oyj, (2)	82,250
41,865	CK Asset Holdings Ltd, (2)	254,857
13,500	CLS Holdings PLC, (2)	42,623
25,885	Corp Inmobiliaria Vesta SAB de CV	54,203
4,560	CTP BV, (3)	80,747
45,639	Cyrela Commercial Properties SA Empreendimentos e Participacoes	94,381
1,651	Deutsche Wohnen SE, (2)	77,017
16,414	DIC Asset AG, (2)	284,333
18,488	Dios Fastigheter AB	151,995

Shares	Description (1)	Value
	Real Estate Management & Development (continued)
32,204	ESR Cayman Ltd, 144A, (2), (3)	$105,917
7,207	Fastighets AB Balder, (2), (3)	356,802
63,830	Grainger PLC, (2)	234,724
25,860	Hongkong Land Holdings Ltd, (2)	127,184
21,753	Hulic Co Ltd, (2)	257,147
11,341	Instone Real Estate Group AG, 144A, (3)	311,875
18,227	Keihanshin Building Co Ltd, (2)	245,454
2,847	Kennedy-Wilson Holdings Inc	57,538
43,595	Kungsleden AB, (2)	455,613
282,716	Land & Houses PCL	77,549
556,757	Langham Hospitality Investments and Langham Hospitality Investments Ltd, (2)	85,432
9,140	LEG Immobilien SE, (2)	1,202,246
4,887	Lifestyle Communities Ltd, (2)	51,195
25,198	Longfor Group Holdings Ltd, 144A, (2)	167,128
58,812	Mitsubishi Estate Co Ltd, (2)	1,029,885
50,766	Mitsui Fudosan Co Ltd, (2)	1,157,235
86,913	New World Development Co Ltd, (2)	451,485
10,518	Platzer Fastigheter Holding AB	125,010
39,044	Samhallsbyggnadsbolaget i Norden AB, (2)	121,393
66,874	Sino Land Co Ltd, (2)	93,327
110,973	Sirius Real Estate Ltd, (2)	135,858
73,508	St Modwen Properties PLC, (2)	410,279
71,598	Sun Hung Kai Properties Ltd, (2)	1,084,126
76,950	Swire Properties Ltd, (2)	238,852
31,045	TAG Immobilien AG, (2)	886,147
19,159	Tokyo Tatemono Co Ltd, (2)	292,096
13,051	VIB Vermoegen AG	447,669
5,413	Vonovia SE, (2)	353,735
	Total Real Estate Management & Development	12,915,364
	Total Common Stocks (cost $13,266,869)	14,776,894
	Total Long-Term Investments (cost $53,591,259)	62,103,619

Nuveen Global Real Estate Securities Fund (continued)
Portfolio of Investments    March 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.3%
	REPURCHASE AGREEMENTS – 1.3%
$831	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/21, repurchase price $830,595, collateralized by $820,800, U.S. Treasury Notes, 1.375%, due 1/31/25, value $847,231	0.000%	4/01/21	$830,595
	Total Short-Term Investments (cost $830,595)			830,595
	Total Investments (cost $54,421,854) – 100.6%			62,934,214
	Other Assets Less Liabilities – (0.6)%			(385,342)
	Net Assets – 100%			$62,548,872
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Real Estate Investment Trust Common Stocks	$34,372,044	$12,954,681	$ —	$47,326,725
Common Stocks	2,426,474	12,350,420	—	14,776,894
Short-Term Investments:
Repurchase Agreements	—	830,595	—	830,595
Total	$36,798,518	$26,135,696	$ —	$62,934,214

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust